Shareholder Report	6 Months Ended
Dec. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust III
Entity Central Index Key	0001722388
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Impact Shares YWCA Women's Empowerment ETF
Shareholder Report [Line Items]
Fund Name	Impact Shares YWCA Women's Empowerment ETF
Class Name	Impact Shares YWCA Women's Empowerment ETF
Trading Symbol	WOMN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Impact Shares YWCA Women's Empowerment ETF (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.impactetfs.org. You can also request this information by contacting us at (844) 954-7733 or by writing to Impact Shares YWCA Women's Empowerment ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 954-7733
Additional Information Website	www.impactetfs.org
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Shares YWCA Women's Empowerment ETF	$39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Net Assets	$ 62,656,000
Holdings Count | Holdings	201
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)

Fund Size (Thousands)	$62,656
Number of Holdings	201
Portfolio Turnover	16%

Holdings [Text Block]	Sector - Investments (% of Total Net Assets) Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and assets in excess of other liabilities.
Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
Apple, Inc.	5.3
Amazon.com, Inc.	5.0
Meta Platforms, Inc. - Class A	4.8
Visa, Inc. - Class A	2.6
UnitedHealth Group, Inc.	2.5
Salesforce, Inc.	2.4
Exxon Mobil Corp.	2.3
McDonald's Corp.	2.2
Mastercard, Inc. - Class A	2.0
Cisco Systems, Inc.	2.0

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.
Impact Shares NAACP Minority Empowerment ETF
Shareholder Report [Line Items]
Fund Name	Impact Shares NAACP Minority Empowerment ETF
Class Name	Impact Shares NAACP Minority Empowerment ETF
Trading Symbol	NACP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Impact Shares NAACP Minority Empowerment ETF (the "Fund") for the period July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.impactetfs.org. You can also request this information by contacting us at (844) 954-7733 or by writing to Impact Shares NAACP Minority Empowerment ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 954-7733
Additional Information Website	www.impactetfs.org
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Shares NAACP Minority Empowerment ETF	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
Net Assets	$ 56,211,000
Holdings Count | Holdings	200
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)

Fund Size (Thousands)	$56,211
Number of Holdings	200
Portfolio Turnover	17%

Holdings [Text Block]	Sector - Investments (% of Total Net Assets) Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and assets in excess of other liabilities.
Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
Apple, Inc.	5.3
Alphabet, Inc.	5.0
Amazon.com, Inc.	4.9
NVIDIA Corp.	4.9
Microsoft Corp.	4.8
Meta Platforms, Inc. - Class A	4.4
Accenture PLC - Class A	4.0
International Business Machines Corp.	3.7
Tesla, Inc.	3.5
QUALCOMM, Inc.	3.1

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Statement [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.